Related Parties (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Balance with related parties

	April 30, 2026	October 31, 2025
Due from related parties
Dingxin Sun(1)	$347	$490
Totals	$347	$490
		For The Six Months Ended April 30,
Name of Related Party	Nature	2026	2025
Shandong Dingxin Energy Saving Technology Group Co. Ltd.(2)	Office Rental	$28,754	$27,518
	For the six months ended April 30,
	2026		2025
Name of Related Party	Borrowing	Repayment	Borrowing	Repayment
Dingxin Sun(1)	$—	$—	$—	$38,901
Totals	$—	$—	$—	$38,901

*	Loan made to related parties above represented the Group’s interest-free loans.

(1)	Dingxin Sun: the director of Shandong Dingxin Ecology Environmental Co., Ltd.

(2)	Shandong Dingxin Energy Saving Technology Group Co. Ltd.: the company directly controlled by Dingxin Sun.